Trade Accounts Receivable and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Trade Accounts Receivable and Other Current Assets
Schedule of Other Current Assets

(U.S. Dollars in thousands)	At December 31, 2022	At December 31, 2021
Trade receivables	$7,662	$—
Trade receivables due from KNOT and affiliates (see Note 19(d))	1,405	—
Insurance claims for recoveries (see Notes 8 and 20)	2,112	124
Refund of value added tax	1,173	1,805
Prepaid expenses	1,311	1,158
Other receivables	1,865	2,539
Total other current assets	$15,528	$5,626